Law Offices of DT Chisolm, P.C.

11508 H-236 Providence Road

Charlotte, NC 28277

December 20, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
XBRL Filing

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information to the Prospectus dated December 5, 2011, for the Global X NASDAQ 500 ETF, Global X NASDAQ 400 Mid Cap ETF, and Global X NASDAQ 100 Global Technology Index ETF (the “Funds”). The purpose of the filing is to submit the 497(c) filing dated December 7, 2011 (Accession No. 0001144204-11-068699) in XBRL for the Funds.

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm